Accounting policies	12 Months Ended
Dec. 31, 2024
Accounting policies, change in estimates and errors [Abstract]
Accounting policies	Accounting policies
Statement of compliance
The Consolidated financial statements of Equinor
ASA and its subsidiaries (Equinor) have been
prepared in accordance with IFRS Accounting
Standards as adopted by the European Union (EU)
and with IFRS Accounting Standards as issued by the
International Accounting Standards Board (IASB),
IFRIC® Interpretations issued by IASB and the
additional requirements of the Norwegian Accounting
Act, effective on 31 December 2024.
Basis of preparation
The Consolidated financial statements are prepared
on the historical cost basis with some exceptions
where fair value measurement is applied. These
exceptions are specifically disclosed in the accounting
policies sections in relevant notes. The material
accounting policies described in these Consolidated
financial statements have been applied consistently
to all periods presented.
Certain amounts in the comparable years have been
reclassified or re-presented to conform to current
year presentation. Unless otherwise noted, all
amounts in the Consolidated financial statements are
denominated in USD millions. Due to rounding the
subtotals and totals in some of the tables in the notes
may not equal the sum of the amounts shown in the
primary financial statements.
The line items included in Total operating expenses in
the Consolidated statement of income are presented
as a combination of function and nature in conformity
with industry practice. Purchases [net of inventory
variation] and Depreciation, amortisation and net
impairments are presented on separate lines based
on their nature, while Operating expenses and Selling,
general and administrative expenses as well as
Exploration expenses are presented on a functional
basis. Significant expenses such as salaries, pensions,
etc. are presented by their nature in the notes to the
Consolidated financial statements.
Basis of consolidation
The Consolidated financial statements include the
accounts of Equinor ASA and its subsidiaries as well
as Equinor’s interests in joint operations and equity
accounted investments. All intercompany balances
and transactions, including unrealised profits and
losses arising from Equinor's internal transactions,
have been eliminated.
Foreign currency translation
Foreign exchange differences arising on translation
of transactions, assets and liabilities to the functional
currency of individual entities in Equinor are
recognised as foreign exchange gains or losses in the
Consolidated statement of income within Net financial
items. Foreign exchange differences arising from the
translation of estimate-based provisions are
generally accounted for as part of the change in the
underlying estimate.
When preparing the Consolidated financial
statements, the financial statements of entities with
functional currencies other than the Group’s
presentation currency (USD )are translated into USD,
with the foreign exchange differences recognised
separately in Other comprehensive income (OCI).
The cumulative translation differences relating to an
entity are reclassified to the Consolidated statement
of income and reflected as a part of the gain or loss
upon disposal of that entity.
Loans from Equinor ASA to subsidiaries and equity
accounted investments with other functional
currencies than the parent company, and where
settlement is neither planned nor likely in the
foreseeable future, are considered part of the parent
company’s net investment in these entities. Foreign
exchange differences arising from these loans are
recognised in OCI in the Consolidated financial
statements.
Statement of cash flows
In the statement of cash flows, operating activities are
presented using the indirect method. Income/(loss)
before tax is adjusted for changes in inventories and
operating receivables and payables, the effects of
non cash items such as depreciations, amortisations
and impairments, provisions, unrealised gains and
losses and undistributed profits from associates, and
items of income or expense for which the cash effects
are investing or financing cash flows. Increase/
decrease in financial investments, derivative financial
instruments, and other interest-bearing items are all
presented net as part of Investing activities. This
presentation is normally due to the nature of the
transactions which often involve large amounts,quick
turnover, and short maturities, or consideration of
materiality.
Adoption of new IFRS Accounting Standards,
amendments to IFRS Accounting Standards and
IFRIC Interpretations
New IFRS Accounting Standards, amendments to IFRS
Accounting Standards and IFRIC Interpretations that
became effective and were adopted by Equinor as of
1 January 2024 do not have significant impact on
Equinor’s Consolidated financial statements upon
adoption. This includes:
•Non-current Liabilities with Covenants and
Classification of Liabilities as Current or Non-
current - Amendments to IAS 1
•Lease liability in a Sale and Leaseback -
Amendments to IFRS 16
•Supplier Finance Arrangements - Amendments to
IAS 7 and IFRS 7
IFRS Accounting Standards, amendments to IFRS
Accounting Standards, and IFRIC Interpretations
issued, but not yet effective:
Equinor has not early adopted any IFRS Accounting
Standard, amendments to IFRS Accounting
Standards, or IFRIC Interpretations issued, but not yet
effective.
IFRS 18 Presentation and Disclosure in Financial
Statements
In April 2024, the IASB issued IFRS 18, which will
replace IAS 1 effective from 1 January 2027. The new
standard introduces several key new requirements:
•Entities are required to classify all income and
expenses into five categories in the Consolidated
statement of income: operating, investing,
financing, income taxes, and discontinued
operations.
•Additionally, entities are required to present a
newly-defined operating profit subtotal.
•Management-defined performance measures
(MPMs) shall be disclosed in a single note to the
financial statements.
•Enhanced guidance for aggregating and
disaggregating information in financial
statements.
In addition, entities are required to use the operating
profit subtotal as the starting point for the
Consolidated statement of cash flows when
presenting cash flows provided by operating
activities under the indirect method.
IFRS 18 applies retrospectively and allows for earlier
application if disclosed.
Equinor is currently assessing the impact of IFRS 18 on
our financial statements. While recognition and
measurement of items will remain unchanged, the
presentation in the Consolidated statement of income
will be affected. Among other impacts, net income/
(loss) from equity accounted companies, as well
gains/(losses) on disposal of interests in such
companies, will be excluded from the new operating
profit subtotal and classified in the investing category.
Foreign currency exchange gains/(losses) not related
to the financing category will be reclassified into the
operating and investing categories. Interest income
and other financial income, and gains/(losses) on
financial investments will be classified in the investing
category.
The cash flow statement will also be affected. The
new operating profit subtotal will be the starting point
for the Consolidated statement of cash flows. Interest
paid will be reclassified from cash flows provided by
operating activities to cash flows provided by/(used
in) financing activities. Interest received and dividends
received will be included in cash flows provided by/
(used in) investing activities.
Equinor will ensure full compliance by the effective
date, including restating comparative information and
preparing for new disclosures.
Other accounting standards:
The following new and amended accounting
standards are not expected to have a significant
impact on Equinor’s Consolidated financial
statements:
•Lack of Exchangeability - Amendments to IAS 21
•Classification and Measurement of Financial
Instruments - Amendments to IFRS 9 and IFRS 7
Accounting judgement and key sources of
estimation uncertainty
The preparation of the Consolidated financial
statements requires management to make
accounting judgements, estimates and
assumptions.
Information about judgements made in applying
the accounting policies that have the most
significant effects on the amounts recognised in
the Consolidated financial statements is described
in the following notes:
Note 6 – Acquisitions and disposals
Note 7 – Total revenues and other income
Note 25 – Leases
Estimates used in the preparation of these
Consolidated financial statements are prepared
based on customised models. The assumptions
applied in these estimates are derived from
historical experience, external sources of
information and various other factors that
management assesses to be reasonable under the
current conditions and circumstances. These
estimates and assumptions form the basis of
making the judgements about carrying values of
assets and liabilities when these are not readily
apparent from other sources. Actual results may
differ from these estimates. The estimates and
underlying assumptions are continuously reviewed,
taking into account the current and expected
future set of conditions.
Equinor is exposed to several underlying economic
factors affecting the overall results, such as
commodity prices, foreign currency exchange
rates, market risk premiums and interest rates as
well as financial instruments with fair values
derived from changes in these factors. The effects
of the initiatives to limit climate changes and the
transition to a lower carbon economy are relevant
to several of these economic assumptions. In
addition, Equinor's results are influenced by the
level of production, which in the short term may be
impacted by, for instance, maintenance
programmes, among other factors. In the long-
term, the results are impacted by the success of
exploration, field developments, operating
activities, and progress within renewables and low
carbon solutions.
The most important matters in understanding the
key sources of estimation uncertainty are
described in each of the following notes:
Note 3 – Climate change and energy transition
Note 11 – Income taxes
Note 12 – Property, plant and equipment
Note 13 – Intangible assets
Note 14 – Impairments
Note 23 – Provisions and other liabilities
Note 26 – Other commitments, contingent liabilities
and contingent assets